Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

January 4, 2007

Nicole M. Runyan
Direct Dial 212.806.6443
Direct Fax 212.806.7143
nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Christina DiAngelo

Re:	Dreyfus Municipal Funds, Inc. Registration Statement on Form N-14 (File No. 811-6377; 333-138965)

Ladies and Gentlemen:

On behalf of Dreyfus Municipal Funds, Inc. (the “Registrant”), transmitted herewith is Pre-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-14 (the “Amendment”). The Amendment is being filed to include an updated consent of the Registrant's independent registered public accounting firm.

As discussed with the staff of the Securities and Exchange Commission, the Registrant has reviewed the funds' holdings over the last five fiscal years and has confirmed that neither of the Funds nor the Acquiring Fund (as defined in the Registration Statement), has owned or invested in inverse floating rate debt instruments. A letter to that effect was filed on January 4, 2007 and directed to the attention of Messrs. Frank J. Donaty and Richard F. Sennett.

As discussed with the staff, the Registrant is filing concurrent with the Amendment, acceleration requests seeking the acceleration of the effective date of the Registration Statement to January 5, 2007, or as soon thereafter as may be practicable.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

DREYFUS MUNICIPAL FUNDS, INC.
200 Park Avenue
New York, New York 10166

January 4, 2007

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq. and Christina DiAngelo

Re:	Dreyfus Municipal Funds, Inc. Registration Statement on Form N-14 (File No. 811-6377; 333-138965)

Ladies and Gentlemen:

The undersigned hereby requests that the effective date for Pre-Effective Amendment No. 3 to the above-referenced Registration Statement be accelerated so that it will become effective on January 5, 2007 at 9:30 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Jeff Prusnofsky Jeff Prusnofsky Vice President

DREYFUS SERVICE CORPORATION
200 Park Avenue
New York, New York 10166

January 4, 2007

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq. and Christina DiAngelo

Re:	Dreyfus Municipal Funds, Inc. Registration Statement on Form N-14 (File No. 811-6377; 333-138965)

Ladies and Gentlemen:

As principal underwriter of the above-referenced investment company (the “Fund”), we hereby join the Fund in requesting that the effective date for Pre-Effective Amendment No. 3 to the Fund’s Registration Statement be accelerated so that it will become effective on January 5, 2007 at 9:30 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS SERVICE CORPORATION

By:	/s/James Bitetto James Bitetto Assistant Secretary